18. LEASES (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OperatingLeaseFutureCollectionsLineItems [Line Items]
Total future minimum lease collections	$ 5	$ 5
2019
OperatingLeaseFutureCollectionsLineItems [Line Items]
Total future minimum lease collections	0	5
2020
OperatingLeaseFutureCollectionsLineItems [Line Items]
Total future minimum lease collections	$ 5	$ 0